Share Capital (Details 2)	3 Months Ended	12 Months Ended
	Sep. 30, 2021 $ / shares	Jun. 30, 2021 $ / shares
Balance, options	13,750,784	13,525,784
Balance, weighted average exercise price, option (in CAD per share)	$ 1.29	$ 0.99
Options expired, options		(1,375,000)
Options expired, weighted average exercise price, option (in CAD per share)		$ 0.90
Options granted, options	200,000	1,600,000
Options granted, weighted average exercise price, option (in CAD per share)	$ 6.08	$ 3.40
Options exercised, options	(395,509)
Options exercised, weighted average exercise price, option (in CAD per share)	$ 1.02
Number of share options outstanding in share-based payment arrangement at end of period	13,555,275	13,750,784
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period	$ 1.36	$ 1.29